CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 181,775	$ 139,101
Short-term investments	2,217	2,217
Restricted cash	22,779	28,723
Trade receivables (note 4)	74,411	67,300
Inventories:
Ore in stockpiles and on leach pads	56,850	51,826
Concentrates and dore bars	50,364	46,658
Supplies	227,542	253,160
Income taxes recoverable		18,682
Available-for-sale securities (notes 4 and 8)	105,818	74,581
Fair value of derivative financial instruments (notes 4 and 10)	11,677	5,590
Other current assets	101,779	116,993
Total current assets	835,212	804,831
Other assets	63,270	66,394
Goodwill (note 14)	39,017	39,017
Property, plant and mine development (note 5)	4,057,627	4,049,117
TOTAL ASSETS	4,995,126	4,959,359
Current
Accounts payable and accrued liabilities	145,501	173,374
Reclamation provision (note 13)	1,855	3,452
Interest payable (note 9)	20,981	13,803
Income taxes payable	19,300	7,523
Capital lease obligations	10,004	12,035
Fair value of derivative financial instruments (notes 4 and 10)	1,878	467
Total current liabilities	199,519	210,654
Long-term debt (note 9)	920,000	1,000,000
Reclamation provision and other liabilities	172,657	178,236
Deferred income and mining tax liabilities	597,345	593,320
SHAREHOLDERS' EQUITY
Common shares (note 6): Outstanding - 174,449,937 common shares issued, less 397,996 shares held in trust	3,298,010	3,294,007
Stock options (notes 6 and 7)	183,178	174,470
Contributed surplus	37,254	37,254
Deficit	(418,532)	(513,441)
Accumulated other comprehensive income (loss) (note 6)	5,695	(15,141)
Total shareholders' equity	3,105,605	2,977,149
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,995,126	$ 4,959,359